Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2020
Entity Registrant Name	ABERDEEN INVESTMENT FUNDS
Entity Central Index Key	0000887210
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 01, 2020
Document Effective Date	Dec. 01, 2020
Prospectus Date	Dec. 01, 2020
Aberdeen International Sustainable Leaders Fund | Institutional Class
Prospectus:
Trading Symbol	JIEIX
Aberdeen International Sustainable Leaders Fund | Class A
Prospectus:
Trading Symbol	BJBIX